Business Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 CLF	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)
Business Segment (Details) [Line Items]
Number of business segments	4	4	4
Total income, percentage	10.00%	10.00%	10.00%
Total operating revenue	$ 21,382
Adjustments amount	26,830
Provisions for loan losses	412,130		$ 19,172	$ 547,106
Total operating expenses	995,483		873,413	870,352
Income taxes	(289,209)		(275,969)	(103,223)
Other assets	814,117		667,111
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses			(857,828)
Other reclassifications			(1,926)
Assets	55,108,854		51,425,948
Adjustments in assets			(332,378)
Total operating expenses				21,480
Ifrs Adjustments [Member]
Business Segment (Details) [Line Items]
Total operating revenue				(21,480)
Provisions for loan losses				(83,311)
Income taxes			(97,689)	22,739
Reversal of write-offs of assets received in lieu of payments	(146,508)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses				(814,984)
Assets			(369,448)	(128,730)
Adjustments in assets				(907)
Total Liabilities			(369,448)
ECL [Member]
Business Segment (Details) [Line Items]
Provisions for loan losses			337,893
Elimination of intersegment amounts [Member]
Business Segment (Details) [Line Items]
Other assets	(237,339)
Liabilities	(237,339)
Total operating expenses			21,998
Retail Sector [Member]
Business Segment (Details) [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Wholesale [Member]
Business Segment (Details) [Line Items]
Annual revenue (in Unidad de Fomento) | CLF		CLF 70,000
Reclassifications and Adjustments [Member] | Ifrs Adjustments [Member]
Business Segment (Details) [Line Items]
Provisions for loan losses	22,988
Income taxes	(13,452)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(719,618)
Interest on repurchase agreements			25,847
Adjustments in assets	(544,171)
Repurchase Agreements [Member]
Business Segment (Details) [Line Items]
Total operating revenue			$ 21,998
Total operating expenses	$ 21,382
Repurchase Agreements [Member] | Elimination of intersegment amounts [Member]
Business Segment (Details) [Line Items]
Total Liabilities				$ (128,730)